UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21257

                   MERCANTILE ALTERNATIVE STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5223

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                     DATE OF REPORTING PERIOD: JUNE 30, 2005


















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ITEM 1.   SCHEDULE OF INVESTMENTS




MERCANTILE ALTERNATIVE STRATEGIES FUND LLC

QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2005












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

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS                                                      COST                VALUE             % OF NET ASSETS
INVESTMENT FUNDS
EVENT-DRIVEN
    Centaurus Alpha Fund, L.P.                                 $   2,000,000      $    2,075,669                 4.03%
     Fir Tree Value Fund, L.P.                                     1,500,000           1,736,368                 3.37
    LC Capital Partners, L.P.                                      1,647,224           2,450,359                 4.75
    Perry Partners, L.P.                                           1,200,000           1,340,462                 2.60
                                                               --------------     ---------------       -------------
             Total Event-Driven                                    6,347,224           7,602,858                14.75
LONG/SHORT - HIGHLY HEDGED
    CCM Small Cap Value Fund, L.P.                                 1,837,687           2,455,783                 4.76
    Criterion Institutional Partners                               1,500,000           1,655,983                 3.21
    Front Point Value Discovery Fund                               2,000,000           2,218,196                 4.30
    Pennant Winward Fund, L.P.                                     1,600,000           1,745,724                 3.39
    Spring Point Opportunity Fund, L.P.                            2,000,000           2,077,226                 4.03
    Tracer Capital Partners QP, L.P.                               1,000,000           1,209,431                 2.35
    Walker Smith Capital, L.P.                                     2,000,000           2,549,046                 4.95
                                                               --------------     ---------------       -------------
             Total Long/Short - Highly Hedged                     11,937,687          13,911,389                26.99
LONG/SHORT - LONG BIASED
    Clovis Capital Partners Institutional, L.P.                    2,000,000           2,027,227                 3.93
    KBW Small Cap Financial Services, L.P.                         2,000,000           2,217,988                 4.30
    Mercury Special Situations Fund                                1,000,000           1,287,246                 2.50
    Newcastle Partners, L.P.                                       1,961,110           2,544,290                 4.94
    Rosehill Saisei Fund, L.P.                                     1,100,000           1,245,932                 2.42
    SEG Partners                                                   2,063,660           2,491,470                 4.83
                                                               --------------     ---------------       -------------
             Total Long/Short - Long Biased                       10,124,770          11,814,153                22.92
LONG/SHORT - VARIABLE EXPOSURE
    Amici Qualified Associates, L.P.                               1,800,000           1,789,643                 3.47
    Delta Institutional, L.P.                                      1,849,158           2,997,571                 5.82
    Rosehill Japan Fund, L.P.                                      1,000,000           1,001,702                 1.94
                                                               --------------     ---------------       -------------
             Total Long/Short - Variable Exposure                  4,649,158           5,788,916                11.23
RELATIVE VALUE
    Bridgewater Pure Alpha Fund I, L.P.                            2,000,000           2,072,270                 4.02
    Cohanzick High Yield Partners, L.P.                            1,953,525           2,414,580                 4.69
    Drake Absolute Return Fund, L.P.                               1,250,000           1,233,022                 2.39
    Grossman Global Macro Hedge Fund                               1,250,000           1,284,319                 2.49
                                                               --------------     ---------------       -------------
             Total Relative Value                                  6,453,525           7,004,191                13.59
                                                               --------------     ---------------       -------------
             Total Investments *                               $  39,512,364      $   46,121,507                89.48%
                                                               --------------     ---------------       -------------



* Percentages are based on net assets of $51,542,789. The aggregate cost of investments for tax purposes was $39,512,364. Net unrealized appreciation on investments for tax purposes was $6,609,143 consisting of $6,636,478 of gross unrealized appreciation and $27,335 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 89.48% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
--------------------------------------------------------------------------------


SUBSEQUENT EVENT

The following purchase was made as of July 1, 2005 (INVESTMENT IS NOT REFLECTED IN THE SCHEDULE OF INVESTMENTS ABOVE):

   o  Savannah-Baltimore, L.P. $1,000,000


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Alternative Strategies Fund, LLC


/s/ Kevin A. McCeadie
-----------------------------
Kevin A. McCreadie
Principal Executive Officer

Date: August 29, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
-----------------------------
Kevin A. McCreadie
Principal Executive Officer

Date: August 29, 2005


/s/ Scott J. Liotta
-----------------------------
Scott J. Liotta
Principal Financial Officer

Date: August 29, 2005